Goodwill and Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 21, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets, customer lists and non-compete agreements	$ 965,926	$ 235,091
Goodwill			4,863,149
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net			1,786,692
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net			$ 361,000